Consolidated Statements of Changes in Shareholders' Equity $ in Thousands	USD ($) shares	Issued and Outstanding Shares USD ($) shares	Additional paid-in capital USD ($)	Accumulated other comprehensive income (loss) USD ($)	Accumulated deficit USD ($)
Number of shares outstanding at beginning of period (in shares) at Mar. 31, 2024 | shares		153,547,616
Number of shares issued at the beginning of period (in shares) at Mar. 31, 2024 | shares		153,547,616
Equity at beginning of period at Mar. 31, 2024	$ 2,412,401	$ 4,362,691	$ 213,918	$ (4,045)	$ (2,160,163)
Net loss	$ (667,196)				(667,196)
Number of share options exercised in share-based payment arrangement (in shares) | shares	311,307	2,574,408
Exercise of stock options and settlement of share awards, net of shares withheld for taxes	$ 2,231	$ 71,120	(68,889)
Share-based compensation	55,605		55,605
Number of shares increase (decrease) through treasury share transactions (in shares) | shares		(9,722,677)
Shares repurchased and cancelled	(135,657)	$ (276,416)			140,759
Other comprehensive income	$ (3,417)			(3,417)
Number of shares outstanding at end of period (in shares) at Mar. 31, 2025 | shares		146,399,347
Number of shares issued at the end of period (in shares) at Mar. 31, 2025 | shares	146,399,347	146,399,347
Equity at end of the period at Mar. 31, 2025	$ 1,663,967	$ 4,157,395	200,634	(7,462)	(2,686,600)
Net loss	$ (144,412)				(144,412)
Number of share options exercised in share-based payment arrangement (in shares) | shares	161,698	2,488,415
Exercise of stock options and settlement of share awards, net of shares withheld for taxes	$ 1,129	$ 42,444	(41,315)
Share-based compensation	57,015		57,015
Number of shares increase (decrease) through treasury share transactions (in shares) | shares		(9,013,953)
Shares repurchased and cancelled	(73,680)	$ (255,975)			182,295
Number of repurchased for settlement of non-treasury RSUs (in shares) | shares		(2,594,833)
Shares repurchased for settlement of non-treasury RSUs	(30,208)	$ (30,208)
Settlement of non-treasury RSUs (in shares) | shares		495,875
Settlement of non-treasury RSUs	0	$ 5,769	(8,133)		2,364
Other comprehensive income	$ 9,341			9,341
Number of shares outstanding at end of period (in shares) at Mar. 31, 2026 | shares		137,774,851
Number of shares issued at the end of period (in shares) at Mar. 31, 2026 | shares	137,774,851	137,774,851
Equity at end of the period at Mar. 31, 2026	$ 1,483,152	$ 3,919,425	$ 208,201	$ 1,879	$ (2,646,353)